Prepayments and Other Assets, Net - Schedule of Loans Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loans Receivable, Net [Line Items]
Loans receivable		¥ 675
Less: allowance for credit losses		(7)	¥ (4,766)	¥ (7,644)
Loans receivable, net		¥ 668